Subsequent Events (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		23 Months Ended	48 Months Ended
	Jul. 19, 2013	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2013
Subsequent Events Details Narrative
Loan from related Party	$ 7,478	$ 3,150	$ 35,793	$ 33,133	$ 24,644	$ 68,926
Increased principal amount	$ 76,404